Trade and other payables	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Trade and other payables	9 Trade and other payables

	2020	2019
	US$M	US$M
Trade payables	4,396	5,162
Other payables	1,372	1,560

Total	5,768	6,722

Comprising:
Current	5,767	6,717
Non-current	1	5